Note 20 - Financial Instruments - Estimated of Fair Values for Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other receivables	$ 10,203	$ 3,922
Other receivables, fair value	10,203	3,922
Revolving credit facility	262,498	260,947
Long-term debt, fair value	$ 262,498	$ 260,947